Employee benefits (Details 3) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 17,860	$ 16,359
Curren	1,103	1,036
Non-current	16,757	15,323
Health Care Plan Saude Petrobras AMS [Member]
IfrsStatementLineItems [Line Items]
Total	12,902	11,661
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Total	12,902	11,661
Petros Pension Plan - Renegotiated (PPSP-R) [member]
IfrsStatementLineItems [Line Items]
Total	2,850	2,734
Petros Pension Plan - Non-renegotiated (PPSP-NR) [member]
IfrsStatementLineItems [Line Items]
Total	997		$ 946
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total	559	513
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70) [member]
IfrsStatementLineItems [Line Items]
Total	549	$ 501
Petros 2 Pension Plan (PP-2) [member]
IfrsStatementLineItems [Line Items]
Total	3		4
Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Total	$ 4,958		$ 4,698